[PUGET SOUND ALTERNATIVE INVESTMENT SERIES TRUST LOGO]

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO


                               SEMI-ANNUAL REPORT


                                NOVEMBER 30, 1999







                             POST OFFICE BOX 219407
                           KANSAS CITY, MO 64121-9407
                            TOLL FREE (877) 777-8438

November 30, 1999

Dear Fellow Shareholder,

As we close 1999 and begin the year 2000, we are pleased to present this semi-annual report for the six-month period ended November 30, 1999. The Institutional Shares of the PUGET SOUND MARKET NEUTRAL PORTFOLIO returned 11.48% during the period, which compares quite favorably to the 90-day T-bill return of 2.39%. From the Fund's inception, our goal has been to provide returns that outperform the "risk-free rate" by approximately 6%, as measured by the 90-day T-bill. During the latest fiscal period, the Fund exceeded this goal. The Fund also exceeded the intermediate bond return of 1.38%, as measured by the Lehman Government/Corporate Intermediate Bond Index. Coming off an extended period when many market neutral funds have not performed well, we are also very pleased with the performance of the PUGET SOUND MARKET NEUTRAL PORTFOLIO relative to its peers.

At the end of November 1999, your portfolio had a positive bias toward securities of large capitalization companies and momentum stocks. It also had a slight bias toward securities of growth companies, including technology companies. The Fund was negatively biased against leverage (companies with high debt) and currency sensitivity (companies with high overseas revenues). During the last several months, the Fund's portfolio manager John Dorian has incorporated an enhancement to his investment approach--a sector relative model. We believe that, over the long run, this change to his model will add value to the portfolio.

Looking ahead to the year 2000, we do not know whether this present period of market volatility and unusual valuation trends will persist. We do believe that a market neutral strategy makes sense in either market environment--positive or negative. However, we view the last six months--and indeed all of 1999--as extraordinary times. Topics such as stock market valuation, the Internet phenomenon, and IPO mania dominate investors' discussions.

Some interesting facts for you to ponder about the final year of this century:
     * Just 1% of the 400 companies in the Internet sector account for 40% of its $900 billion value in the stock market.
     * The average value of an Internet company is approximately $500 million, yet the median value is just $53 million.
     * In 1999, the largest domestic offering in history, the $5.47 billion United Parcel Services, Inc. deal, was not a "dot com" company.
     * Pure Internet companies that went public in 1999 rose, on average, 233% above their offering price.
     * Seventy-three percent of new issues this year had no earnings, though these stocks generated average returns of 224% over their offering prices for the year. Contrast this with the performance of companies with profits--an average return of 90%.

We would like to thank you for your continued support. We appreciate your confidence and look forward to further serving your needs in the area of non-traditional investments.

Best wishes for a healthy and prosperous 2000.

Sincerely,


Margaret M. Towle, Chairperson
Puget Sound Alternative Investment Series Trust

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - 77.3%

AEROSPACE/DEFENSE - 2.3%
General Dynamics Corp.                                   2,000      $   103,125
Northrop Grumman Corp.                                   3,000          168,563
Teledyne Technologies, Inc. *                              571            5,035
United Technologies Corp.                                4,000          226,000
                                                                    -----------
                                                                        502,723
                                                                    -----------
AUTO MANUFACTURERS - 2.1%
Ford Motor Company                                       4,000          202,000
General Motors Corp.                                     1,000           72,000
Navistar International Corp., Inc.                       3,000          111,562
Paccar, Inc.                                             2,000           82,250
                                                                    -----------
                                                                        467,812
                                                                    -----------
AUTO PARTS & EQUIPMENT - 1.2%
Cooper Tire & Rubber Company                             8,000          120,000
Magana International, Inc.                               2,000           87,375
Meritor Automotive, Inc.                                 3,000           51,375
                                                                    -----------
                                                                        258,750
                                                                    -----------
BANKS - 1.8%
Amsouth Bancorporation                                   2,000           45,125
Bank One Corp.                                           3,000          105,750
CCB Financial Corp.                                      3,000          130,125
Firstar Corp.                                            1,000           26,000
Hibernia Corp.                                           3,000           38,062
Hudson United Bancorp                                    1,030           31,801
Regions Financial Corp.                                  1,000           27,437
                                                                    -----------
                                                                        404,300
                                                                    -----------
BEVERAGES - 0.7%
Anheuser Busch Companies, Inc.                           2,000          149,625
                                                                    -----------
BIOTECHNOLOGY - 3.0%
Affymetrix, Inc.*                                        3,000          294,000
Enzon, Inc.*                                             3,000          101,250
Idec Pharmaceuticals Corp. *                             1,000          126,750
Immunex Corp. *                                          2,000          141,750
                                                                    -----------
                                                                        663,750
                                                                    -----------
BUILDING MATERIALS - 0.4%
Rayonier, Inc.                                           2,000           88,875
                                                                    -----------
CHEMICALS - 1.0%
Ashland, Inc.                                            3,000          101,250
Rohm & Hass Company                                      3,000          109,875
                                                                    -----------
                                                                        211,125
                                                                    -----------

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - (CONTINUED)

COMMERCIAL SERVICES - 2.1%
Convergys Corp.*                                         2,000      $    54,625
Gartner Group, Inc.*                                     4,000           46,000
Manpower, Inc.                                           1,000           36,437
Medquist, Inc. *                                         1,000           28,500
Modis Professional Services, Inc.*                       3,000           32,062
Paychex, Inc.                                            3,000          119,812
Profit Recovery Group International, Inc.*               1,000           37,046
Startek, Inc.*                                           1,000           22,937
Valassis Communications, Inc.                            2,000           78,750
                                                                    -----------
                                                                        456,169
                                                                    -----------
COMPUTERS - 4.5%
Adaptec, Inc. *                                          1,000           53,875
Ceridian Corp.                                           4,000           86,500
Cisco Systems, Inc. *                                    1,000           89,187
Electronic Data Systems Corp.                            2,000          128,625
International Business Machines                          1,000          103,062
Sapient Corp. *                                          1,000           77,500
Sun Microsystems, Inc. *                                 2,000          264,500
Veritas Software Corp. *                                 1,500          137,343
Whittman Hart, Inc. *                                    1,000           61,437
                                                                    -----------
                                                                      1,002,029
                                                                    -----------
COSMETICS/PERSONAL CARE - 0.3%
Kimberly-Clark Corp.                                     1,000           63,875
                                                                    -----------
DISTRIBUTION/WHOLESALE - 0.5%
Genuine Parts Company                                    4,000          103,000
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
Federal National Mortgage Association                    4,000          266,500
                                                                    -----------
ELECTRIC - 2.7%
Citizens Utilities Company                               4,000           49,500
Covectiv, Inc.                                           5,000           88,125
DTE Energy Company                                       5,000          165,312
Duke Energy Company                                      1,000           50,687
Firstenergy Corp.                                        4,000           93,250
Peco Energy Company                                      1,000           32,937
PG&E Corp.                                               1,000           22,375
Teco Energy, Inc.                                        5,000          100,000
                                                                    -----------
                                                                        602,186
                                                                    -----------
ELECTRONIC COMPONENTS - 2.0%
Arrow Electronics, Inc.                                  3,000           68,625
Credence Systems Corp.*                                  1,000           57,937
Johnson Controls, Inc.                                   1,000           54,500
Kemet Corp.*                                             1,000           36,250

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - (CONTINUED)

ELECTRONIC COMPONENTS - CONTINUED
Solectron Corp.*                                         2,000      $   164,750
Vishay Intertechnology, Inc.*                            2,000           57,875
                                                                    -----------
                                                                        439,937
                                                                    -----------
FOOD - 0.5%
Bestfoods                                                1,000           54,812
Hershey Foods Corp.                                      1,000           49,125
Supervalu, Inc.                                          1,000           19,437
                                                                    -----------
                                                                        123,374
                                                                    -----------
FOREST PRODUCTS & PAPER - 0.2%
Lousiana Pac Corp.                                       4,000           49,000
                                                                    -----------
GAS - 0.2%
Keyspan Corp.                                            2,000           51,375
                                                                    -----------
HAND/MACHINE TOOLS - 0.2%
W.W. Grainger, Inc.                                      1,000           47,125
                                                                    -----------
HEALTH CARE - 3.4%
Becton Dickinson & Company                               4,000          109,000
C.R. Bard, Inc.                                          5,000          271,562
Mallinckrodt, Inc.                                       1,000           33,250
Summit Technology, Inc.*                                 4,000           76,750
Varian Medical Systems, Inc.                             1,000           26,125
Visx, Inc.*                                              3,000          232,687
                                                                    -----------
                                                                        749,374
                                                                    -----------
HOME BUILDERS - 0.5%
Centex Corp.                                             3,000           71,250
Clayton Homes, Inc.                                      3,000           30,562
                                                                    -----------
                                                                        101,812
                                                                    -----------
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc.                                    2,000           42,875
Water Pik Tech, Inc.*                                      200            1,475
Whirlpool Corp.                                          1,000           61,000
                                                                    -----------
                                                                        105,350
                                                                    -----------
INSURANCE - 2.4%
Aetna, Inc.                                              3,000          163,875
Conseco, Inc.                                            3,000           60,750
Everest Reinsurance Holdings                             5,000          118,750
Loews Corp.                                              1,000           64,000
Old Rep International Corp.                             10,000          125,000
                                                                    -----------
                                                                        532,375
                                                                    -----------
IRON/STEEL - 0.2%
Allegheny Technologies, Inc.                             2,000           50,375

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - (CONTINUED)

MACHINERY-DIVERSIFIED - 0.2%
Imation Corp. *                                          1,000      $    32,187
                                                                    -----------
MEDIA - 5.0%
AT&T Corp. *                                             1,000           41,813
Belo A H Corp.                                           5,000           90,000
Cablevision Systems Corp,*                               1,000           68,563
Clear Channel Communications*                           10,000          803,750
Comcast Corp.                                            1,000           45,188
Cox Communications, Inc.*                                1,000           47,000
                                                                    -----------
                                                                      1,096,314
                                                                    -----------
MISCELLANEOUS MANUFACTURER - 5.7%
Eastman Kodak Company                                    5,000          309,375
Minnesota Mining & Manufacturing Company                 7,000          668,938
Textron, Inc.                                            4,000          284,250
                                                                    -----------
                                                                      1,262,563
                                                                    -----------
OFFICE FURNISHINGS - 0.1%
Miller Herman, Inc.                                      1,000           22,875
                                                                    -----------
OIL & GAS PRODUCERS - 2.5%
Exxon Corp.                                              3,000          237,938
Newfield Explore Company*                                3,000           77,438
Royal Dutch Pete Company                                 3,000          174,000
Vastar Resources, Inc.                                   1,000           56,000
                                                                    -----------
                                                                        545,376
                                                                    -----------
OIL & GAS SERVICES - 1.0%
BJ Services Company*                                     1,000           34,875
Schlumberger, Ltd.                                       3,000          180,188
                                                                    -----------
                                                                        215,063
                                                                    -----------
PACKAGING & CONTAINERS - 0.1%
Bemis, Inc.                                              1,000           31,500
                                                                    -----------
PHARMACEUTICALS - 3.4%
Andrx Corp.*                                             3,000          154,500
Astrazeneca Plc                                          1,000           44,500
Ivax Corp.                                               3,000           60,938
Medimmune, Inc.*                                         1,000          120,188
Merck & Company, Inc.                                    4,000          314,000
Schering Plough Corp.                                    1,000           51,125
                                                                    -----------
                                                                        745,251
                                                                    -----------
RETAIL - 1.3%
Circuit City Stores, Inc.                                3,000          145,500
Payless Shoesource, Inc.*                                3,000          137,438

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - (CONTINUED)

RETAIL - CONTINUED
Ross Stores, Inc.                                        1,000      $    19,188
                                                                    -----------
                                                                        302,126
                                                                    -----------
SEMICONDUCTORS - 3.3%
Alpha Industries, Inc.                                   1,000           60,500
Cypress Semiconductor Corp.*                             1,000           27,250
Dallas Semiconductor Corp.                               1,000           57,688
International Rectifier Corp.*                           1,000           20,250
LSI Logic Corp. *                                        1,000           60,438
National Semiconductor Corp.*                            1,000           42,500
PMC Sierra, Inc. *                                       3,000          309,188
SDL, Inc. *                                              1,000          162,750
                                                                    -----------
                                                                        740,564
                                                                    -----------
SOFTWARE - 7.8%
Adobe System, Inc.                                       1,000           68,687
Bea Systems, Inc.*                                       1,000           81,250
BMC Software, Inc.*                                      1,000           72,813
Cnet, Inc. *                                             2,000          101,875
Concentric Network Corp.*                                3,000           85,313
IMS Health, Inc.                                         3,000           70,688
Informix Corp. *                                         1,000           11,000
Microsoft Corp.*                                         2,000          182,094
Real Networks, Inc.*                                     3,000          418,500
S1 Corp. *                                               3,000          144,750
Verio, Inc. *                                            2,000           71,875
Yahoo, Inc.*                                             2,000          425,500
                                                                    -----------
                                                                      1,734,345
                                                                    -----------
TELECOMMUNICATION EQUIPMENT - 5.7%
Harmonic, Inc.*                                          7,000          420,875
Lucent Technologies, Inc.                                1,000           73,063
Powerwave Technologies, Inc.*                            1,000           59,813
Qualcomm, Inc.*                                          2,000          724,625
                                                                    -----------
                                                                      1,278,376
                                                                    -----------
TELECOMMUNICATIONS - 1.3%
Echostar Communications Corp.*                           1,000           66,063
Panamsat Corp.*                                          1,000           42,563
Price Communications Corp.*                              4,000          100,250
RCN Corp. *                                              2,000           90,250
                                                                    -----------
                                                                        299,126
                                                                    -----------
TELEPHONE - 4.4%
Alltel Corp.                                             1,000           86,500
Bell Atlantic Corp.                                      1,000           63,313
Centurytel, Inc.                                        10,000          460,000
SBC Communications, Inc.                                 7,000          363,563
                                                                    -----------
                                                                        973,376
                                                                    -----------

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Portfolio Investments (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                     SHARES
                                                  OR PRINCIPAL         VALUE
                                                  ------------         -----
COMMON STOCKS - (CONTINUED)

TOBACCO - 0.8%
Philip Morris Companies, Inc.                            7,000      $   184,188
                                                                    -----------
TRANSPORTATION - 0.8%
CSX Corp.                                                5,000          177,813
                                                                    -----------
TOTAL COMMON STOCKS (COST $16,135,062) (A)                           17,131,859
                                                                    -----------

REPURCHASE AGREEMENT - 21.0%
Bear Stearns Repurchase Agreement,
5.65%, dated 11/30/99, due 12/1/99,
collaterialized by $4,670,000
U.S Treasury Notes, 6.50%, due 10/15/06,
value $4,763,472
  (proceeds $4,669,823) (cost $4,669,090)         $  4,669,090        4,669,090
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
 (COST $4,669,090) (a)                                                4,669,090
                                                                    -----------

TOTAL INVESTMENTS AND
REPURCHASE AGREEMENTS
(COST $20,804,152) (a)-98.3%                                         21,800,949
                                                                    -----------

DEPOSITS WITH BROKERS FOR
SECURITIES SOLD SHORT - 80.0%
 Bear Stearns Margin Account                      $ 17,724,893       17,724,893
                                                                    -----------
TOTAL DEPOSITS WITH BROKERS FOR
SECURITIES SOLD SHORT
(COST $17,724,893)                                                   17,724,893
                                                                    -----------

SECURITIES SOLD SHORT (PROCEEDS $16,944,356)
 (a)-(77.6)                                                        (17,198,588)
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                         (163,105)
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                           $22,164,149
                                                                    ===========
----------
* Non-income producing security

(a) At November 30, 1999, the basis of investments and short sales for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of investments and short sales were as follows:

       Unrealized appreciation - Investments       $  1,656,549
       Unrealized appreciation - Short Sales          1,597,522
       Unrealized depreciation - Investments           (659,752)
       Unrealized depreciation - Short Sales         (1,851,754)
                                                   ------------
        Net unrealized appreciation                $    742,565
                                                   ============

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS

AEROSPACE/DEFENSE - 0.4%
Cordant Technologies, Inc.                                2,000     $    58,250
Goodrich B.F. Company                                     1,000          22,563
                                                                    -----------
                                                                         80,813
                                                                    -----------
AIRLINES - 1.0%
Northwest Airlines Corp.                                  9,000         210,937
                                                                    -----------
APPAREL - 2.1%
Jones Apparel Group, Inc.                                 4,000         106,750
Nike, Inc.                                                5,000         230,000
Tommy Hilfiger Corp.                                      5,000         123,125
                                                                    -----------
                                                                        459,875
                                                                    -----------
AUTO PARTS & EQUIPMENT - 1.1%
Federal Mogul Corp.                                      11,000         245,437
                                                                    -----------
BIOTECHNOLOGY - 2.9%
Genzyme Corp.                                             4,000         144,000
Monzanto Company                                         12,000         506,250
                                                                    -----------
                                                                        650,250
                                                                    -----------
BUILDING MATERIALS - 0.9%
American Std Companies, Inc.                              2,000          77,875
Martin Marietta Materials, Inc.                           3,000         113,813
                                                                    -----------
                                                                        191,688
                                                                    -----------
COMMERCIAL SERVICES - 4.0%
Apollo Group, Inc.                                        6,000         161,250
McKesson Hboc, Inc.                                       8,000         187,000
Medical Manager Corp.                                     1,000          60,562
Nova Corp. GA                                             3,000          91,875
Quanta Services, Inc.                                     2,000          56,000
Quintiles Transnational Corp.                             5,000         110,312
Robert Half International, Inc.                           2,000          56,000
US Web Corp.                                              4,000         165,750
                                                                    -----------
                                                                        888,749
                                                                    -----------
COMPUTERS - 5.2%
3COM Corp.                                                9,000         358,312
Apple Computer                                            1,000          97,875
Compaq Computer Corp.                                    10,000         244,375
Dell Computer Corp.                                       1,000          43,000
Eletronics For Imaging, Inc.                              1,000          44,563
NCR Corp.                                                 5,000         164,063
Seagate Technology                                        2,000          74,000
Visual Networks, Inc.                                     2,000         118,000
                                                                    -----------
                                                                      1,144,188
                                                                    -----------

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - (CONTINUED)

COSMETICS/PERSONAL CARE - 0.4%
Estee Lauder Componies, Inc.                              2,000     $    84,375
                                                                    -----------
DISTRIBUTION/WHOLESALE - 2.5%
Costco Wholesale Corp.                                    5,000         458,438
Tech Data Corp.                                           4,000          98,000
                                                                    -----------
                                                                        556,438
                                                                    -----------
ELECTRIC - 1.9%
AES Corp.                                                 1,000          57,938
Allegheny Energy, Inc.                                    4,000         116,000
Ameren Corp.                                              3,100         107,338
Dominion Resources, Inc.                                  1,000          45,375
Montana Power Company                                     3,000          92,625
                                                                    -----------
                                                                        419,276
                                                                    -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
American Power Conversion Corp.                           2,000          47,625
                                                                    -----------
ELECTRONICS - 1.0%
Cymer, Inc.                                               3,000         120,000
Sanmina Corp.                                             1,000          96,125
                                                                    -----------
                                                                        216,125
                                                                    -----------
ENTERTAINMENT - 1.0%
Premier Paks, Inc.                                        3,000          75,000
SFX Entertainment, Inc.                                   4,000         135,000
                                                                    -----------
                                                                        210,000
                                                                    -----------
FOOD - 1.9%
Great Atlantic & Pac Tea, Inc.                            1,000          25,438
Kroger Company                                            3,000          63,938
Quaker Oats Company                                       4,000         261,000
Sara Lee Corp.                                            1,000          24,250
Suiza Foods Corp.                                         1,000          35,938
                                                                    -----------
                                                                        410,564
                                                                    -----------
FOREST PRODUCTS & PAPER - 1.8%
Bowater, Inc.                                             2,000          98,000
Chamption International Corp.                             4,000         221,750
Georgia Pac Corp.                                         2,000          79,625
                                                                    -----------
                                                                        399,375
                                                                    -----------
HAND/MACHINE TOOLS - 2.6%
Black & Decker Corp.                                      3,000         134,625
SPX Corp.                                                 6,000         447,000
                                                                    -----------
                                                                        581,625
                                                                    -----------

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - (CONTINUED)

HEALTH CARE - 2.4%
Bausch & Lomb, Inc.                                       3,000     $   164,438
Boston Scientific Corp.                                   8,000         169,000
Lincare Holdings, Inc.                                    1,000          28,375
Tenet Healthcare Corp.                                    3,000          66,938
United Heatlthcare Corp.                                  1,000          51,938
Wellpoint Health Networks, Inc.                           1,000          57,563
                                                                    -----------
                                                                        538,252
                                                                    -----------
HOLDING COMPANIES-DIVERS - 1.4%
Seagram Ltd.                                              7,000         304,938
                                                                    -----------
HOME BUILDERS - 0.2%
Kaufman & Broad Home Corp.                                2,000          44,250
                                                                    -----------
HOUSEHOLD PRODUCTS/WARES - 2.1%
Clorox Company                                           10,000         445,625
Dial Corp.                                                1,000          28,063
                                                                    -----------
                                                                        473,688
                                                                    -----------
INSURANCE - 0.3%
Magic INVT CORP WIS                                       1,000          56,500
                                                                    -----------
LODGING - 0.4%
Marriott International, Inc.                              2,000          65,125
Starwood Hotels & Resorts                                 1,000          22,313
                                                                    -----------
                                                                         87,438
                                                                    -----------
MACHINERY-CONSTRUCTION & MINING - 0.3%
Terex Corp.                                               2,000          56,000
                                                                    -----------
MEDIA - 0.9%
Disney Walt Company                                       3,000          83,625
Dow Jones & Company, Inc.                                 1,000          60,625
Readers Digest Association, Inc.                          2,000          58,000
                                                                    -----------
                                                                        202,250
                                                                    -----------
METALS-DIVERSIFIED - 1.5%
Alcan Alum Ltd.                                           3,000         102,000
Phelps Dodge Corp.                                        4,000         208,000
Stillwater Mining Company                                 1,000          24,250
                                                                    -----------
                                                                        334,250
                                                                    -----------
MINING - 0.5%
Newmont Mining Corp.                                      5,000         118,437
                                                                    -----------

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - (CONTINUED)

MISCELLANEOUS MANUFACTURER - 2.9%
Corning, Inc.                                             3,000     $   281,063
Pall Corp.                                                2,000          46,875
Polaroid Corp.                                            6,000         115,500
Tyco International Ltd.                                   5,000         200,312
                                                                    -----------
                                                                        643,750
                                                                    -----------
OIL & GAS PRODUCERS - 2.4%
Amerada Hess Corp.                                        4,000         231,750
Apache Corp.                                              2,000          71,625
Kerr McGee Corp.                                          3,000         171,750
Tosco Corp.                                               1,000          27,062
Ultramar Diamond Shamrock                                 1,000          25,312
                                                                    -----------
                                                                        527,499
                                                                    -----------

OIL & GAS SERVICES - 2.1%
Cooper Cameron Corp.                                      2,000          85,750
Halliburton Company                                       8,000         309,500
Weatherford International, Inc.                           2,000          69,875
                                                                    -----------
                                                                        465,125
                                                                    -----------
PACKAGING & CONTAINERS - 1.0%
Sealed Air Corp.                                          3,000         141,000
Smurfit Stone Container Corp.                             4,000          76,750
                                                                    -----------
                                                                        217,750
                                                                    -----------
PHARMACEUTICALS - 3.5%
Alkermes, Inc.                                            1,000          42,500
ICN Pharmaceuticals, Inc.                                 4,000          97,250
Medicis Pharmaceutical Corp.                              1,000          35,125
Sepracor, Inc.                                            5,000         485,625
Watson Pharmaceuticals, Inc.                              3,000         111,562
                                                                    -----------
                                                                        772,062
                                                                    -----------
PIPELINES - 2.1%
El Paso Energy Corp.                                      2,000          77,000
Kinder Morgan, Inc.                                       2,000          40,625
WIlliams Companies, Inc.                                 10,000         337,500
                                                                    -----------
                                                                        455,125
                                                                    -----------
RETAIL - 7.7%
Abercrombie And Fitch Company                             1,000          32,375
Amazon Company, Inc.                                      3,000         255,187
Anntaylor Stores Corp.                                    2,000          86,375
Best Buy Company, Inc.                                    1,000          62,500
CEC Entertainment, Inc.                                   4,500         135,000
Federated Department Stores, Inc.                         2,000          94,125
Jack In The Box, Inc.                                     3,000          63,187
Kohls Corp.                                               2,000         144,375
Linens N' Things, Inc.                                    2,000          67,500

                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - (CONTINUED)

RETAIL - CONTINUED
McDonalds Corp.                                           1,000     $    45,000
Starbucks Corp.                                           8,000         212,500
Tricon Global Restaurants, Inc.                           2,000          83,000
Wendy's International, Inc.                               2,000          44,125
Williams Sonoma, Inc.                                     5,000         272,500
Zale Corp.                                                2,000         101,250
                                                                    -----------
                                                                      1,698,999
                                                                    -----------
SAVINGS & LOANS - 0.6%
Astoria Financial Corp.                                   2,000          63,062
Greenpoint Financial Corp.                                2,000          50,625
Netbank, Inc.                                             1,000          23,750
                                                                    -----------
                                                                        137,437
                                                                    -----------
SHIPBUILDING - 0.3%
Newport News Shipbuilding, Inc.                           2,000          66,000
                                                                    -----------
SOFTWARE - 4.6%
24 / 7 Media, Inc.                                        3,000         152,250
At Home Corp.                                             1,000          48,500
CMG Information Services, Inc.                            1,000         147,312
Lycos, Inc.                                               4,000         224,000
Macromedia, Inc.                                          4,000         263,000
New Era Of Networks, Inc.                                 4,000         192,500
Transaction System Architects, Inc.                       2,000          69,875
                                                                    -----------
                                                                      1,097,437
                                                                    -----------
TELECOMMUNICATION EQUIPMENT - 3.6%
ADC Telecommunications, Inc.                              2,000         106,625
Ciena Corp.                                               1,000          43,937
Commscope, Inc.                                           5,000         210,625
Harris Corp.                                              1,000          21,000
Motorola, Inc.                                            3,000         342,750
Plantronics, Inc.                                         1,000          63,000
                                                                    -----------
                                                                        787,937
                                                                    -----------
TELECOMMUNICATIONS - 4.1%
Broadwing, Inc.                                           2,000          58,250
General Motors Corp.                                      6,000         513,750
Mcleodusa, Inc.                                           2,000          86,000
Winstar Communications, Inc.                              5,000         253,750
                                                                    -----------
                                                                        911,750
                                                                    -----------
TELEPHONE - 0.4%
Viatel, Inc.                                              2,000          84,000
                                                                    -----------
TEXTILES - 0.2%
Mohawk Industries, Inc.                                   2,000          49,875
                                                                    -----------
                       See Notes to Financial Statements

PUGET SOUND MARKET NEUTRAL PORTFOLIO
Schedule of Securities Sold Short (continued)
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - (CONTINUED)

TOYS/GAMES/HOBBIES - 0.3%
Hasbro, Inc.                                              3,000     $    64,687
                                                                    -----------
TRANSPORTATION - 0.8%
Kansas City Southern Industries, Inc.                     2,000         119,125
Norfolk Southern Corp.                                    3,000          64,125
                                                                    -----------
                                                                        183,250
                                                                    -----------
TRUCKING & LEASING - 0.1%
Ryder Systems, Inc.                                       1,000          22,562
                                                                     -----------
TOTAL COMMON STOCKS (PROCEEDS $16,944,356)                           17,198,588
                                                                    -----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $16,944,356) - 77.6%          $17,198,588
                                                                    ===========

Percentages indicated are based on net assets of $22,164,149

                       See Notes to Financial Statements

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                   (Unaudited)

ASSETS:
     Investments, at value (cost $16,135,062)                      $ 17,131,859
     Repurchase agreement, at cost                                    4,669,090
     Deposits with brokers for securities sold short                 17,724,893
     Receivables:
       Interest and dividends                                            61,987
       From brokers for securities sold                               1,200,116
       Fund shares sold                                                   2,640
     Prepaid expenses and other assets                                   23,478
     Deferred organization costs                                         62,352
                                                                   ------------
                      Total Assets                                   40,876,415
                                                                   ------------

LIABILITIES:
     Securities sold short (Proceeds: $16,944,356)                   17,198,588
     Payable for dividends on securities sold short                      12,731
     Payable for investments purchased                                1,433,755
     Investment advisory fees payable                                    28,443
     Administration fees payable                                          2,854
     Distribution and service fees, Investor Shares                       3,133
     Other accrued expenses                                              32,762
                                                                   ------------
                      Total Liabilities                              18,712,266
                                                                   ------------
NET ASSETS                                                         $ 22,164,149
                                                                   ============

NET ASSETS CONSIST OF:
     Capital                                                       $ 22,848,507
     Accumulated net investment income                                  800,003
     Accumulated net realized loss on investments
      and securities sold short                                      (2,226,926)
     Net unrealized appreciation of investments
      and securities sold short                                         742,565
                                                                   ------------
TOTAL NET ASSETS                                                   $ 22,164,149
                                                                   ============

INSTITUTIONAL SHARES
     Net Assets                                                    $ 17,000,462
     Shares Outstanding                                               1,667,306
                                                                   ------------
     Net Asset Value, Maximum Offering and
      Redemption price per share                                   $      10.20
                                                                   ============

INVESTOR SHARES
     Net Assets                                                    $  5,163,687
     Shares Outstanding                                                 509,763
                                                                   ------------
     Net Asset Value and Redemption price per share                $      10.13
                                                                   ------------
     Maximum Sales Charge                                                  3.00%
                                                                   ------------
     Maximum Offering Price (100%/(100%-maximum sales charge)
       of net asset value adjusted to nearest cent)                $      10.44
                                                                   ============

                       See Notes to Financial Statements

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended November 30, 1999
                                   (Unaudited)

INVESTMENT INCOME:
     Interest income                                                 $  590,513
     Dividend income
      (net of foreign withholding tax of $210)                          105,596
                                                                     ----------
                                                                        696,109
                                                                     ----------
EXPENSES:
     Investment advisory fees                                           231,912
     Transfer agent fees                                                 23,647
     Registration and filing fees                                        22,512
     Fund accounting fees                                                19,850
     Administration fees                                                 17,569
     Audit fees                                                          15,611
     12b-1 fees - Investor Shares                                        13,382
     Amortization of organization costs                                   8,711
     Shareholder servicing fees - Investor Shares                         6,691
     Trustees fees                                                        3,700
     Legal fees                                                           3,300
     Custodian fees                                                       2,700
     Printing fees                                                        2,500
     Other fees                                                          29,142
                                                                     ----------
         Total expenses before waivers/reimbursements                   401,227
         Less 12b-1 fees waived                                          (6,691)
         Less expenses reimbursed by Investment Advisor                (129,529)
                                                                     ----------
         Total expenses after waivers/reimbursements                    265,007
         Plus dividend expense for securities sold short                 78,943
                                                                     ----------
         Net expenses                                                   343,950
                                                                     ----------
NET INVESTMENT INCOME                                                   352,159
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investment transactions and
  securities sold short                                                 693,413
Net change in unrealized depreciation of
  investments and securities sold short                               1,441,776
                                                                     ----------
  Net realized and unrealized gain on
    investments and securities sold short                             2,135,189
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $2,487,348
                                                                     ==========

                       See Notes to Financial Statements

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                               THE SIX MONTHS   FOR THE PERIOD
                                                   ENDED            ENDED
                                                 11/30/99         05/31/99(a)
                                                 UNAUDITED)
                                                ------------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                          $   352,159        $ 491,774
  Net realized gain (loss) on investment
    transactions and securities sold short           693,413       (2,654,172)
  Net change in unrealized appreciation
   (depreciation) of investments and
    securities sold short                          1,441,776         (699,211)
                                                ------------     ------------
  Change in net assets resulting
   from operations                                 2,487,348       (2,861,609)
                                                ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              --         (106,553)
  From realized gains                                     --         (203,544)
                                                ------------     ------------
  Change in net assets from
   shareholder transactions                               --         (310,097)
                                                ------------     ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                      1,998,353       63,936,895
  Distributions reinvested                                --          233,015
  Cost of shares redeemed                        (11,934,920)     (31,484,836)
                                                ------------     ------------
  Change in net assets from
   share transactions                             (9,936,567)      32,685,074
                                                ------------     ------------

  Change in net assets                            (7,449,219)      29,513,368

NET ASSETS:
  Beginning of period                             29,613,368          100,000
                                                ------------     ------------
  End of period                                 $ 22,164,149     $ 29,613,368
                                                ============     ============

Accumulated net investment income               $    800,003     $    447,844
                                                ============     ============


----------
(a)  Commencement of operations was June 29, 1998.

                       See Notes to Financial Statements

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS


                                          INSTITUTIONAL  INSTITUTIONAL    INVESTOR       INVESTOR
                                          -------------  -------------    --------       --------
                                           FOR THE SIX   FOR THE PERIOD  FOR THE SIX   FOR THE PERIOD
                                          MONTHS ENDED       ENDED       MONTHS ENDED      ENDED
                                           11/30/1999     5/31/1999(a)    11/30/1999    5/31/1999(a)
                                          -------------  -------------    --------       --------
                                           (Unaudited)                    (Unaudited)
Net Asset Value, Beginning of Period       $  9.15         $10.00           $ 9.12        $10.00
                                           -------         ------           ------        ------

  Net investment income                     $ 0.15#        $ 0.18           $ 0.12#        $0.16
  Net realized and
    unrealized gain (loss)                  $ 0.90         ($0.73)          $ 0.89        ($0.74)
                                            ------         ------           ------        ------
  Total income from
    investment operations                   $ 1.05         ($0.55)          $ 1.01        ($0.58)
                                            ------         ------           ------        ------

Less Distributions From:
  Net investment income                         --         ($0.04)              --        ($0.04)
  Realized gains                                --         ($0.26)              --        ($0.26)
                                            ------         ------           ------        ------
  Total distributions                           --         ($0.30)              --        ($0.30)
                                            ------         ------           ------        ------
  Net change in net asset
    value per share                         $ 1.05         ($0.85)          $ 1.01        ($0.88)
                                            ------         ------           ------        ------

Net Asset Value, End of Period              $10.20         $ 9.15           $10.13         $9.12
                                            ======         ======           ======        ======

Total Return (excluding sales charge) (b)    11.48%         (5.76%)          11.07%        (6.07%)

Ratios to Average Net Assets and
  Supplemental Data: (c)
    Net assets at end of period (000)      $17,000        $20,959           $5,164        $8,654
    Net expenses
      (excluding dividend expense)            2.17%          2.17%            2.67%         2.67%
    Net expenses
      (including dividend expense)            2.85%          3.05%            3.35%         3.37%
    Gross expense*
      (excluding dividend expense)            3.29%          3.71%            4.04%         4.45%
    Gross expense*
      (including dividend expense)            3.97%          4.58%            4.72%         5.16%
    Net Investment Income
      (including dividend expense)            3.15%          2.57%            2.65%         2.07%

Portfolio Turnover Rate (d)                 217.87%        630.18%          217.87%       630.18%

----------
* During the periods, indicated certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual expenses incurred by the Fund as a percentage of average net assets would have been as shown.
#    Per share numbers have been calculated using the average share method.
(a)  Commencement of operations was June 29, 1998.
(b)  Not annualized.
(c)  Ratios are annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares. Percentages indicated take into account only the long transactions (i.e. they exclude short sales).

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                          Notes to Financial Statements
                                November 30, 1999
                                   (Unaudited)

NOTE 1 - ORGANIZATION

Puget Sound Alternative Investment Series Trust (the "Trust") was organized as a Massachusetts business trust on April 14, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940" Act), as an open-end management investment company. As of the date of this report the Trust offers one managed investment portfolio, Puget Sound Market Neutral Portfolio (the "Fund"). The Fund commenced operations on June 29, 1998. The Fund offers Institutional Shares and Investor Shares. Each class is substantially the same except Investor Shares are sold with a sales charge and bear the fees that are payable under the Trust's Distribution Plan and Shareholder Servicing Plan, which relate only to the Investor Shares.

Puget Sound Asset Management Co., LLC ("PSAM") serves as the investment advisor ("Advisor") of the Fund. The sub-advisor is Fiduciary Asset Management Co. ("FAMCO").

The Fund's investment objective is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks to achieve its objective through a diversified portfolio using a non-traditional, "market neutral" investment strategy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITIES VALUATION

     Equity securities held or sold short by the Fund are valued at the last reported sales price on the principal securities exchange or over-the-counter market in which such securities are traded on the day the securities are being valued. If there is no such reported sale, the most recently quoted bid price is used for long securities and for securities sold short.

REPURCHASE AGREEMENTS

     The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain collateral for the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the carrying value upon the sale of the underlying collateral securities.

SHORT SALES

     The Fund is authorized to engage in the short selling of securities. Short selling obligates the Fund to replace borrowed securities by purchasing them some time in the future at the then current market value. These transactions result in off-balance-sheet risk (i.e. the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). The Fund will incur a loss if the

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                November 30, 1999
                                   (Unaudited)

     price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government securities sufficient to cover its short position on a daily basis. At November 30, 1999, the value of securities sold short amounted to $17,198,588 against which cash collateral of $17,724,893 was held in a Bear Stearns Deposit Account.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date. Net realized gains and losses are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

CLASS ALLOCATION

     The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon the relative net assets of each class.

ORGANIZATION COSTS

     Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized over a sixty-month period beginning with the Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from the Fund's net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are declared and paid at least annually. Distributions are recorded by the Fund on the ex-dividend date.

     Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes they are reported as distributions of capital.

FEDERAL INCOME TAXES

     It is the Fund's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                November 30, 1999
                                   (Unaudited)

EXPENSE LIMITATIONS

     PSAM and the Trust have undertaken to limit the Fund's expenses to certain levels through the use of waivers and reimbursements as described below under "Related Party Transactions".

NOTE 3 - RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with PSAM. Under the terms of the agreement, PSAM is entitled to receive a fee that is calculated daily and paid quarterly at the annual rate of 2.00% of the average daily net assets of the Fund. PSAM, not the Trust, pays FAMCO a fee at the annual rate of 1.50% of the average daily net assets of the Fund for its services under the sub-advisor contract.

Effective September 28, 1999, the Advisor contractually agreed to reduce its fees and/or pay expenses for the Fund's classes of shares in order to limit such expenses (excluding brokerage costs, interest, taxes, dividends payable with respect to securities sold short and extraordinary expenses) to 2.37% of the average daily net assets of the Fund's Institutional Shares and 2.87% of the average daily net assets of the Fund's Investor Shares. This agreement has a term ending September 30, 2000 and is renewable year to year thereafter. During the six months ended November 30, 1999, PSAM voluntarily agreed to further limit the total operating expenses of the Fund's classes (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short and extraordinary expenses) to the annual rate of 2.17% of the average daily net assets of the Fund's Institutional Shares and 2.67% of the average daily net assets of the Fund's Investor Shares.

Prior to September 28, 1999, each class was obligated to pay PSAM such class' deferred amount in future years, if any, when such class' expenses fell below the stated percentage rate, but only to the extent that such payment would not cause such class' expenses in any such future year to exceed the stated percentage rate and provided that such class would not be obligated to pay the deferred amount for any fiscal year more than two years after the end of the fiscal year in which they were incurred. During the period June 1, 1999 through September 27, 1999, PSAM reimbursed the Fund in the amount of $96,477. At September 27, 1999, the cumulative unreimbursed amount of operating expenses paid by PSAM on behalf of the Fund since inception was $405,317 which can be recouped by 2001.

Effective September 28, 1999, each class is obligated to pay the deferred amount for any fiscal year up to five years after the end of the fiscal year in which they were incurred. During the period September 28, 1999 through November 30, 1999, the unreimbursed amount of operating expenses paid by PSAM on behalf of the Fund was $33,052 which can be recouped by 2005.

Prior to July 1, 1999, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), served as the administrator for the Trust pursuant to an administration agreement. Under the administration agreement, BISYS was entitled to a fee calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Trust. Effective July 1, 1999, Investment Company Administration, L.L.C. ("ICA") became the administrator for the Trust and will receive a fee calculated daily and paid monthly at an annual rate of 0.10% of average net assets up to $200 million, 0.05% of average net assets from $200 to $500 million and 0.03% of average net assets in excess of $500 million, subject to an annual minimum fee of $40,000 per Fund and $15,000 for each additional class of shares. ICA has agreed to reduce it fees for eighteen months starting July 1, 1999, to 0.05% of the Fund's average net assets up to $500 million and 0.03% of average net assets in excess of $500 million, subject to an annual minimum fee of $30,000 per Fund and $5,000 for each additional class of shares.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                November 30, 1999
                                   (Unaudited)

Prior to July 1, 1999, BISYS Fund Services, L.P., a wholly owned subsidiary of BISYS, served as the Trust's principal underwriter and distributor. The Trust adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 act with respect to Investor Shares. Under the Distribution Plan, the Trust will pay the distributor a fee that is calculated daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Investor Shares of the Fund. The distributor agreed to voluntarily reduce the amount of its fee to an annual rate of 0.25% of average daily net assets of the Investor Shares of the Fund. Effective July 1, 1999, First Fund Distributors, Inc. ("FFD"), an affiliate of ICA, became the distributor for the Trust and received the same fees discussed above. During the six months ended November 30, 1999, BISYS and FFD permanently waived distribution fees of $6,691.

The distributors received sales charges totaling $156 from the sale of Investor Class Shares during the six months ended November 30, 1999. The distributors paid $140 in concessions to authorized dealers and retained $16.

The Trust has entered into a Shareholder Servicing Plan with its distributor for services provided to holders of Investor Shares. Pursuant to the Shareholder Servicing Plan, the Trust will pay its distributor a fee at an annual rate up to 0.25% of the average daily net assets of the Investor Shares of the Fund.

BISYS Fund Services, Inc., also a wholly owned subsidiary of BISYS, served as fund accountant and transfer and dividend disbursing agent of the Fund through June 30, 1999. Effective July 1, 1999, Investor Fiduciary Trust Company serves as fund accountant and National Financial Data Services serves as transfer and dividend disbursing agent.

Certain officers of the Trust are affiliated with PSAM or ICA and its affiliates. Such persons are not paid by the Trust for serving in those capacities.

NOTE 4 - SHARES OF BENEFICIAL INTEREST

The following is a summary of transactions in Institutional Shares and Investor Shares for the six months ended November 30, 1999:

     CAPITAL TRANSACTIONS
                                        SHARES         AMOUNT
                                        ------         ------
        Institutional Shares:
              Shares issued             120,486     $ 1,170,691
              Shares redeemed          (743,011)     (7,055,328)
                                       --------     -----------
                    Net decrease       (622,525)    $(5,884,637)
                                       ========     ===========

                                        SHARES         AMOUNT
                                        ------         ------
        Investor Shares:
              Shares issued              85,688     $   827,662
              Shares redeemed          (525,245)     (4,879,592)
                                       --------    ------------
                    Net decrease       (439,557)   $ (4,051,930)
                                       ========    ============

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                November 30, 1999
                                   (Unaudited)

NOTE 5 - INVESTMENT TRANSACTIONS

Purchases  and  sales  of  securities   (excluding   short-term  securities  and
transactions relating to short sales) for the six months ended November 30, 1999, were as follows:

                         PURCHASES          SALES
                         ---------          -----
                        $44,396,761      $52,369,272

The cost of investments purchased to cover short sales and the proceeds from investments sold short for the six months ended November 30, 1999, were $33,786,465 and $28,090,527, respectively.

                               INVESTMENT ADVISOR
                      Puget Sound Asset Management Co., LLC
                        911 Hildebrand Lane NE, Suite 102
                       Bainbridge Island, Washington 98110

                                   DISTRIBUTOR
                          First Fund Distributor, Inc.
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                 TRANSFER AGENT
                     National Financial Data Services, Inc.
                              330 West Ninth Street
                              Kansas City, MO 64105

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                           Princeton, New Jersey 08540

                                  LEGAL COUNSEL
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


This report is submitted for the general information of the shareholders of the Puget Sound Market Neutral Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.